UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778‐8377

Date of fiscal year end: August 31, 2017

Date of reporting period: August 31, 2017

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST EMQQ The Emerging Markets Internet & Ecommerce ETF

Annual Report

August 31, 2017

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	11
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers of the Trust	21
Disclosure of Fund Expenses	24
Notice to Shareholders	25
Supplemental Information	26

The Fund will file its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1- 855-888-9892; and (ii) on the Commission’s website at http://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Management Discussion of Fund Performance (Unaudited)

EMQQ The Emerging Markets Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the EMQQ The Emerging Markets Internet & Ecommerce ETF (“EMQQ” or the “Fund”). The following information pertains to the last fiscal period of September 1, 2016 through August 31, 2017.

The Fund saw positive performance during the fiscal period ending on August 31, 2017. The market price for EMQQ rose 38.53% and the NAV rose 38.23%, while the S&P 500, a broad market index, returned 16.23% over the same period. The Fund’s Index, EMQQ The Emerging Markets Internet & Ecommerce Index™, rose 39.86%. Meanwhile, the Fund’s outstanding shares rose to 7,650,000.

For the period, the largest positive contributor to return was Alibaba Group ADR (BABA US), adding 5.38% to the return of the Fund, gaining 76.71% with a weighting of 9.40%. The second largest contributor to return was Tencent Holdings (700 HK), adding 4.39% to the return of the Fund, gaining 61.96% with a weighting of 8.75%. The third largest contributor to return was JD.com ADR (JD US), adding 3.28% to the return of the Fund, gaining 64.94% with a weighting of 5.61%.

For the period, the largest negative contributor to return was VIPShop Holdings ADR (VIPS US), detracting 1.30% from the return of the Fund, declining 34.25% with a weighting of 1.84%. The security contributing second-most negatively was Naver Corp (035420 KS), detracting 0.73% from the return of the Fund, and declining 11.49% with a weighting of 3.56%. The third largest negative contributor to return was Cogobuy Group (400 HK), detracting 0.45% from the return of the Fund, and declining 58.18% with a weighting of 0.23%.

For the period, the best performing security in the Fund was Autohome ADR (ATHM US), gaining 162.65% and contributing 1.36% to the return of the Fund. The second-best performing security for the period was Weibo Corp ADR (WB US), gaining 111.64% and contributing 1.53% to the return of the Fund. The third-best performing security was Baozun Inc ADR (BZUN US), gaining 106.14% for the period and contributing 0.21% to the return of the Fund.

For the period, the worst performing security in the Fund was Cogobuy Group (400 HK), declining 58.18% and reducing the return of the Fund by 0.45%. The second-worst performing security in the Fund was 21Vianet Group ADR (VNET US), declining 44.01% and reducing the return of the Fund by 0.30%. The third-worst performing security in the Fund was Pchome Online (8044 TT), declining 40.54% and reducing the return of the Fund by 0.39%.

There is much ahead for the internet and ecommerce sectors of the developing world and we are thankful that you have joined us. As technology-related companies begin entering the market through high profile acquisitions, we believe the awareness of and opportunities for our Fund should only increase. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Management Discussion of Fund Performance (Unaudited)(Continued)

The EMQQ The Emerging Markets Internet & Ecommerce Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. The index covers over 40 companies operating in emerging and frontier markets including China, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland and Colombia.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡
(at Net Asset Value)‡
	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
EMQQ The Emerging Markets Internet & Ecommerce ETF	38.23%	38.53%	12.10%	12.16%
EMQQ The Emerging Markets Internet & Ecommerce IndexTM	39.86%	39.86%	13.38%	13.38%
S&P 500 Index	16.23%	16.23%	9.42%	9.42%

*	Fund commenced operations on November 12, 2014.
‡	Unaudited

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Management Discussion of Fund Performance (Unaudited)(Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.emqqetf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.emqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
August 31, 2017

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Argentina — 3.8%
Information Technology — 3.8%
MercadoLibre	39,677	$10,255,314
Total Argentina		10,255,314

Brazil — 0.9%
Consumer Discretionary — 0.9%
B2W Cia Digital*	418,131	2,439,856
Total Brazil		2,439,856

China — 54.5%
Consumer Discretionary — 11.9%
Cogobuy Group*	926,000	627,079
Ctrip.com International ADR*	222,084	11,426,222
JD.com ADR*	363,885	15,250,420
Vipshop Holdings ADR*	536,949	4,998,995
		32,302,716
Industrials — 0.8%
51job ADR*	36,307	2,156,636

Information Technology — 41.8%
21Vianet Group ADR*	124,633	646,845
58.com ADR*	162,719	10,191,091
Alibaba Group Holding ADR*	148,643	25,527,949
Autohome ADR*	68,598	68,598
Baidu ADR*	84,783	19,334,763
Baozun ADR*	29,466	801,181
Bitauto Holdings ADR*	64,271	2,300,902
Changyou.com ADR*	30,008	1,200,920
Fang Holdings ADR*	519,803	1,923,271
Momo ADR*	261,083	10,059,528
NetEase ADR	46,860	$12,925,862
NQ Mobile ADR, Cl A*	146,509	487,875
SINA*	95,662	9,741,261
Sohu.com*	53,781	2,868,679
Tian Ge Interactive Holdings	800,000	551,974
Weibo ADR*	60,449	6,111,394
YY ADR*	60,504	4,520,859
		113,603,148
Total China		148,062,500

Germany — 0.9%
Information Technology — 0.9%
Rocket Internet*	105,967	2,431,505
Total Germany		2,431,505

Hong Kong — 11.6%
Information Technology — 11.6%
HC International	879,197	798,713
Kingdee International Software Group*	3,704,000	1,575,979
Meitu*	2,847,000	4,387,024
NetDragon Websoft	221,500	815,082
Tencent Holdings	565,692	23,779,960
Total Hong Kong		31,356,758

India — 1.6%
Consumer Discretionary — 1.0%
MakeMyTrip*	82,472	2,812,295

Information Technology — 0.6%
Info Edge India	111,715	1,681,590
Total India		4,493,885

Russia — 9.1%
Information Technology — 9.1%
Mail.Ru Group GDR*	367,230	10,903,059
QIWI ADR	84,326	1,387,163
Yandex, Cl A*	412,546	12,380,505
Total Russia		24,670,727

South Africa — 6.9%
Consumer Discretionary — 6.9%
Naspers, Cl N	82,501	18,667,664
Total South Africa		18,667,664

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
August 31, 2017 (Concluded)

Description	Shares	Fair Value
South Korea — 10.3%
Information Technology — 10.3%
Com2uSCorp	16,300	$1,575,647
Kakao	66,733	7,279,318
NAVER	14,437	9,666,491
NCSoft	24,971	8,514,854
NHN Entertainment*	17,686	1,005,386
Total South Korea		28,041,696

Taiwan — 0.3%
Information Technology — 0.3%
PChome Online	153,058	912,902
Total Taiwan		912,902

Total Common Stock
(Cost $244,915,242)		271,332,807

Total Investments in Securities — 99.9%
(Cost $244,915,242)		$271,332,807

Percentages are based on Net Assets of $271,660,108.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of August 31, 2017, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended August 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the year ended August 31, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Statement of Assets and Liabilities
August 31, 2017

Assets:
Investments at Cost	$244,915,242
Cost of Foreign Currency	16,263
Investments at Fair Value	$271,332,807
Cash and Cash Equivalents	576,335
Foreign Currency at Value	16,263
Segregated Cash Balance with Authorized Participants for Deposit Security	12,520,929
Dividends Receivable	49,614
Total Assets	284,495,948

Liabilities:
Collateral Payable Upon Return of Deposit Securities	12,520,929
Payable for Investment Securities Purchased	124,705
Advisory Fees Payable	181,885
Accrued Foreign Capital Gains Tax on Appreciated Securities	8,321
Total Liabilities	12,835,840

Net Assets	$271,660,108

Net Assets Consist of:
Paid-in Capital	$243,126,459
Distributions in Excess of Net Investment Income	(45,125)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	2,169,544
Net Unrealized Appreciation on Investments	26,417,565
Net Unrealized Depreciation on Foreign Currency Translations	(14)
Accumulated Capital Gains Tax on Appreciated Securities	(8,321)
Net Assets	$271,660,108

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,650,000
Net Asset Value, Offering and Redemption Price Per Share	$35.51

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Statement of Operations
For the year ended August 31, 2017

Investment Income:
Dividends	$518,395
Interest Income	6,675
Less: Foreign Taxes Withheld	(12,311)
Total Investment Income	512,759

Expenses:
Advisory Fees	639,872
Total Expenses	639,872

Net Investment Loss	(127,113)

Net Realized and Unrealized Gain (Loss) on:
Net Realized Gain on Investments	4,233,629 (1)
Net Realized Loss on Foreign Currency Transactions	(29,957)
Net Change in Unrealized Appreciation on Investments	24,635,323
Net Change in Unrealized Appreciation on Foreign Currency Translations	4
Foreign Capital Gains Tax on Appreciated Securities	(8,321)
Net Realized and Unrealized Gain on Investments	28,830,678

Net Increase in Net Assets Resulting from Operations	$28,703,565

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (see Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Statements of Changes in Net Assets

	Year Ended August 31, 2017	Year Ended August 31, 2016
Operations:
Net Investment Loss	$(127,113)	$(90,476)
Net Realized Gain on Investments and Foreign Currency Transactions	4,203,672 (1)	80,194
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	24,627,006	3,913,054
Net Increase in Net Assets Resulting from Operations	28,703,565	3,902,772

Dividends and Distributions to Shareholders:
Investment Income	(197,079)	(9,617)
Total Dividends and Distributions to Shareholders	(197,079)	(9,617)

Capital Share Transactions:
Issued	235,012,271	4,272,898
Redeemed	(9,975,201)	—
Increase in Net Assets from Capital Share Transactions	225,037,070	4,272,898

Total Increase in Net Assets	253,543,556	8,166,053

Net Assets:
Beginning of Year	18,116,552	9,950,499
End of Year (Includes Distributions in Excess of Net Investment Income of $(45,125) and $(122,899), respectively)	$271,660,108	$18,116,552

Share Transactions:
Issued	7,350,000	200,000
Redeemed	(400,000)	—
Net Increase in Shares Outstanding from Share Transactions	6,950,000	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (see Note 4 in Notes to Financial Statements)

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Financial Highlights

Selected Per Share Data & Ratios
For the Year/Period Ended August 31
For a Share Outstanding Throughout the Year/Period

Net Asset Value, Beginning of Period		Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Total Distributions	Net Asset Value, End of Period	Market Price, End of Year	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover(2)
The Emerging Markets Internet & Ecommerce ETF
2017	$25.88	$(0.05)	$9.85	$9.80	$(0.17)	$(0.17)	$35.51	$35.56	38.23%	$271,660	0.86%		(0.17)%		17%
2016	19.90	(0.15)	6.15	6.00	(0.02)	(0.02)	25.88	25.86	30.15	18,117	0.86		(0.68)		31
2015(3)	26.00	(0.13)	(5.97)	(6.10)	—	—	19.90	19.97	(23.46)	9,950	0.86	(4)	(0.67	)(4)	28

*	Per share data calculated using average shares method.

(1)
Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(3)	Commenced operations November 12, 2014.

(4)	Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE, Arca Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation techniques used by the Fund to measure fair value during the year ended August 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex- dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the net asset value per Creation Unit, inclusive of any transaction fees charged (if applicable). The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,775,500	$750

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balances with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposits Securities on the Statement of Assets and Liabilities.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Big Tree Capital LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

3. AGREEMENTS (concluded)

Sub-Advisory Agreements

Penserra Capital Management LLC or the Sub-Adviser, is a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act and rules promulgated by the SEC. For the fiscal year ended August 31, 2017, the Fund paid commissions to affiliated brokers in the amount of $3,253.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended August 31, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$43,437,024	$13,770,290

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended August 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF	$203,157,291	$8,481,553	$1,705,878

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences are primarily attributable to Passive Foreign Investment Company gains and losses, foreign currency gains and losses and redemption in kind transactions have been reclassified within the components of net assets for the year ended August 31, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in-Capital
EMQQ The Emerging Markets Internet & Ecommerce ETF	$401,966	$(1,894,675)	$1,492,709

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends paid during the years ended August 31, 2017 and August 31, 2016 was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet & Ecommerce ETF
2017	$197,079	$—	$197,079
2016	9,617	$—	9,617

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

5. TAX INFORMATION (concluded)

As of August 31, 2017, the components of tax basis distributable earnings were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF
Undistributed Ordinary Income	$2,628,774
Undistributed Long-Term Capital Gain	1,069,561
Unrealized Appreciation	24,835,314
Total Distributable Earnings	$28,533,649

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2017, the Fund has utilized $53,098 of capital loss carry forwards to offset capital gains in the current tax year and has no additional capital losses to further utilize.

For Federal income tax purposes, the cost of securities owned at August 31, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company gains and losses, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at August 31, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$246,489,158	$32,643,617	$(7,799,968)	$24,843,649

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Continued)

6. RISKS OF INVESTING IN THE FUND (concluded)

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investing in China Risk.

As of the date of this report, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Internet Companies Risk

The Fund invests in the securities of companies that derive a majority of their assets or revenues from internet and ecommerce activities in emerging market nations (“Internet Companies”), including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Technology Sector Risk

The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

7. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements
August 31, 2017 (Concluded)

8. OTHER

At August 31, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet & Ecommerce ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EMQQ The Emerging Markets Internet & Ecommerce ETF as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2017

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Trustees and Officers of the Trust
(Unaudited)

The following chart lists Trustees and Officers as of August 31, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during at least the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-888-9892.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	10	ETF Series Solutions (2012-2014) -Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	14	Trustee, Exchange Listed Funds Trust (4); Trustee, Source ETF Trust (2014-2015)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007- 2009 - President	14	New Mountain Finance Corp.; - Director; Exchange Listed Funds Trust (8) – Trustee; Source ETF Trust (2014-2015) - Trustee

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Trustees and Officers of the Trust
(Unaudited)(Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	10	AQR Funds (42) Trustee; Source ETF Trust (2014-2015)-Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000-2014 - Partner	14	Exchange Listed Funds Trust (3)- Trustee; Source ETF Trust (2014-2015) – Trustee; Edward Jones Money Market - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Trustees and Officers of the Trust
(Unaudited)(Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President
ETF Series Solutions 2012- 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1961)	Secretary	Since 2011
Managing Member, Yorkville ETF Advisors 2011 to Present; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member
Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (3) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None
LuAnne Garvey c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1958)	Chief Compliance Officer	Since 2015
Cipperman Compliance Services, LLC, 2014 to present – Complioance Director; Foreside Financial Group 2012 to 2013 – compliance Manager; BNY Mellon Distributors, 2010 to April 2012 – Compliance Manager.
None

(1)	Each Officer serves at the pleasure of the Board of Trustees.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, and extraordinary expenses, if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2017 to August 31, 2017) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/2017	Ending Account Value 8/31/17	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$ 1,000.00	$ 1,329.00	0.86%	$5.05
Hypothetical 5% Return	$ 1,000.00	$ 1,020.87	0.86%	$4.38

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Notice to Shareholders
(Unaudited)

For shareholders that do not have an August 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2017, the Fund is designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain (5)
EMQQ The Emerging Markets Internet & Ecommerce ETF	0.00%	100.00%	100.00%	0.00%	13.81%	0.00%	0.01%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2017 the total amount of foreign source income is $518,395. The total amount of foreign tax paid is $12,311. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

EMQQ

The Emerging Markets Internet & Ecommerce ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

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10900 Hefner Point Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management, LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-AR-001-0300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen & Company, Ltd billed the Registrant aggregate fees for services rendered to the Registrant for the last fiscal year as follows:

		Fiscal Year Ended August 2017			Fiscal Year Ended August 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$14,500	$0	N/A	$14,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$3,500	$0	$0	$3,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year Ended August 2017	Fiscal Year Ended August 2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2015 was $3,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Timothy J. Jacoby, David M. Mahle, Mark Zurack, and Kurt Wolfgruber.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 7, 2017

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: November 7, 2017